Appendix 2 Additional Information Circular No. 715 OF February 3, 2012	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

-Trade and other receivables by maturity:

	As of December 31, 2022
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	1,063,126,893	165,196,456	20,742,604	13,545,981	19,943,245	20,455,008	20,258,067	12,059,092	10,660,914	91,914,939	1,437,903,199	529,584,066
Impairment provision	(13,839,714)	(582,502)	(1,202,377)	(1,820,576)	(2,309,882)	(2,940,313)	(2,441,799)	(2,756,571)	(3,164,816)	(34,271,448)	(65,329,998)	(10,767,122)
Accounts receivable for leasing, gross	21,037,785	—	—	—	—	—	—	—	—	—	21,037,785	170,338,861
Impairment provision	(262,097)	—	—	—	—	—	—	—	—	—	(262,097)	(1,415,859)
Other receivables, gross	116,120,154	—	—	—	—	—	—	—	—	11,474,680	127,594,834	3,407,699
Impairment provision	—	—	—	—	—	—	—	—	—	(11,430,368)	(11,430,368)	—
Total	1,186,183,021	164,613,954	19,540,227	11,725,405	17,633,363	17,514,695	17,816,268	9,302,521	7,496,098	57,687,803	1,509,513,355	691,147,645

	As of December 31, 2021
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	446,237,669	74,471,160	22,450,779	9,642,258	9,167,019	13,722,247	11,648,433	8,508,022	10,709,953	88,040,199	694,597,739	442,941,968
Impairment provision	(12,199,914)	(538,295)	(1,271,819)	(1,612,055)	(2,007,354)	(5,163,509)	(4,464,527)	(4,772,548)	(5,319,334)	(28,566,584)	(65,915,939)	(70,461)
Accounts receivable for leasing, gross	10,735,484	—	—	—	—	—	—	—	—	—	10,735,484	69,873,385
Impairment provision	(2,369,901)	—	—	—	—	—	—	—	—	—	(2,369,901)	—
Other receivables, gross	51,137,744	—	—	—	—	—	—	—	—	11,429,594	62,567,338	3,041,448
Impairment provision	—	—	—	—	—	—	—	—	—	(11,429,594)	(11,429,594)	—
Total	493,541,082	73,932,865	21,178,960	8,030,203	7,159,665	8,558,738	7,183,906	3,735,474	5,390,619	59,473,615	688,185,127	515,786,340

-By type of portfolio:

	December 31, 2022						December 31, 2021
	Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio		Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio
		Gross		Gross		Gross		Gross		Gross		Gross
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	clients	ThCh$	clients	ThCh$	clients	ThCh$	clients	ThCh$	clients	ThCh$	clients	ThCh$
Up-to-date	1,978,750	1,049,380,978	83,186	543,329,981	2,061,936	1,592,710,959	2,230,792	527,654,070	26,165	361,525,567	2,256,957	889,179,637
1 to 30 days	40,186	161,637,984	1,428	3,558,472	41,614	165,196,456	102,883	73,364,730	6,645	1,106,430	109,528	74,471,160
31 to 60 days	30,621	19,108,793	1,588	1,633,811	32,209	20,742,604	43,856	21,393,764	4,206	1,057,015	48,062	22,450,779
61 to 90 days	29,542	12,388,582	1,765	1,157,399	31,307	13,545,981	8,738	8,935,098	1,030	707,160	9,768	9,642,258
91 to 120 days	44,792	19,164,002	1,411	779,243	46,203	19,943,245	21,811	8,855,902	3,267	311,117	25,078	9,167,019
121 to 150 days	32,952	19,978,533	1,584	476,475	34,536	20,455,008	12,729	12,958,406	2,739	763,841	15,468	13,722,247
151 to 180 days	15,522	19,875,975	970	382,092	16,492	20,258,067	12,155	11,029,547	3,938	618,886	16,093	11,648,433
181 to 210 days	12,464	11,764,028	903	295,064	13,367	12,059,092	6,683	7,587,824	2,759	920,198	9,442	8,508,022
211 to 250 days	32,553	10,467,899	1,430	193,015	33,983	10,660,914	7,367	10,185,568	1,353	524,385	8,720	10,709,953
More than 251 days	735,816	88,792,498	75,189	3,122,441	811,005	91,914,939	484,362	85,302,461	23,839	2,737,738	508,201	88,040,199
Total	2,953,198	1,412,559,272	169,454	554,927,993	3,122,652	1,967,487,265	2,931,376	767,267,370	75,941	370,272,337	3,007,317	1,137,539,707

b)	Portfolio in default and in legal collection process

	As of December 31,
	2022		2021
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	clients	ThCh$	Clients	ThCh$
Notes receivable in default	1,856	255,178	1,864	255,977
Notes receivable in legal collection process (*)	755	3,304,750	1,368	5,608,066
Total	2,611	3,559,928	3,232	5,864,043
(*)	Legal collections are included in the portfolio past due.
c)	Allowances and write-offs

	As of December 31,
	12-31-2022	12-31-2021
	ThCh$	ThCh$
Provisions and Write-offs
Allowance for portfolio with no renegotiated terms	13,738,391	10,188,647
Allowance for portfolio with renegotiated terms	8,893,362	8,576,528
Recoveries of the period	74,833	—
Total	22,706,586	18,765,175

d)	Number and value of transactions

	12-31-2022		12-31-2021
	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$	Total detail by type of transaction ThCh$	Total detail by type of operation ThCh$
Number and Amount of Transactions	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Allowance for impairment and recoveries:
Number of Transactions	26,010	33,861	24,625	83,672
Amount of the transactions	5,303,963	22,706,586	3,840,423	18,765,175

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification
-	Trade receivables detailed by aging:

	12-31-2022
Trade receivables	Up-to-date Portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	654,985,092	143,536,076	8,891,588	5,258,816	12,773,438	13,785,800	15,520,362	8,046,533	6,266,126	745,668	16,622,321	886,431,820	45,059,200
- Large customers	650,526,145	143,493,478	8,872,845	5,125,060	12,752,139	13,778,132	15,518,658	8,044,829	6,264,422	421,075	16,219,836	881,016,619	45,059,200
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	4,458,947	42,598	18,743	133,756	21,299	7,668	1,704	1,704	1,704	324,593	402,485	5,415,201	—
Allowance for impairment	(121,270)	—	—	—	—	—	—	—	—	(2,556)	(5,104,847)	(5,228,673)	(105,869)
Unbilled services	640,741,166	—	—	—	—	—	—	—	—	—	—	640,741,166	1,858,103
Billed services	14,243,926	143,536,076	8,891,588	5,258,816	12,773,438	13,785,800	15,520,362	8,046,533	6,266,126	745,668	16,622,321	245,690,654	43,201,097

Trade receivables, Distribution	408,141,801	21,660,380	11,851,016	8,287,165	7,169,807	6,669,208	4,737,705	4,012,559	4,394,788	8,884,006	65,662,944	551,471,379	484,524,866
- Mass-market customers	366,272,977	18,467,498	8,246,806	5,884,359	5,064,562	4,915,647	3,712,699	3,057,882	3,318,993	6,753,036	44,500,915	470,195,374	451,150,735
- Large customers	36,208,465	834,666	1,075,417	510,124	488,532	547,488	199,112	429,147	318,026	678,559	6,609,561	47,899,097	7,855,802
- Institutional customers	5,660,359	2,358,216	2,528,793	1,892,682	1,616,713	1,206,073	825,894	525,530	757,769	1,452,411	14,552,468	33,376,908	25,518,329
Allowance for impairment	(13,718,444)	(582,502)	(1,202,377)	(1,820,576)	(2,309,882)	(2,940,313)	(2,441,799)	(2,756,571)	(3,164,816)	(6,244,946)	(22,919,099)	(60,101,325)	(10,661,253)
Unbilled services	332,260,920	—	—	—	—	—	—	—	—	—	—	332,260,920	447,746,461
Billed services	75,880,881	21,660,380	11,851,016	8,287,165	7,169,807	6,669,208	4,737,705	4,012,559	4,394,788	8,884,006	65,662,944	219,210,459	36,778,403
Total trade receivables, gross	1,063,126,893	165,196,456	20,742,604	13,545,981	19,943,245	20,455,008	20,258,067	12,059,092	10,660,914	9,629,674	82,285,265	1,437,903,199	529,584,066
Total Allowance for impairment	(13,839,714)	(582,502)	(1,202,377)	(1,820,576)	(2,309,882)	(2,940,313)	(2,441,799)	(2,756,571)	(3,164,816)	(6,247,502)	(28,023,946)	(65,329,998)	(10,767,122)
Total trade receivables, net	1,049,287,179	164,613,954	19,540,227	11,725,405	17,633,363	17,514,695	17,816,268	9,302,521	7,496,098	3,382,172	54,261,319	1,372,573,201	518,816,944

	12-31-2021
Trade receivables	Up-to-date Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	239,206,312	53,529,239	5,068,187	1,699,828	555,824	529,143	1,642,032	780,749	1,662,418	3,827,927	11,826,850	320,328,509	98,464,396
- Large customers	236,623,099	53,489,015	5,048,035	1,679,005	526,570	486,746	1,536,563	731,150	1,624,299	3,540,039	11,424,365	316,708,886	98,464,396
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	2,583,213	40,224	20,152	20,823	29,254	42,397	105,469	49,599	38,119	287,888	402,485	3,619,623	—
Allowance for impairment	(831,459)	(34)	(44,694)	(33,223)	(10,689)	(25,879)	(83,565)	(113,137)	(12,055)	(23,558)	(3,426,898)	(4,605,191)	(70,461)
Unbilled services	48,467,567	—	—	—	—	—	—	—	—	—	—	48,467,567	5,315,369
Billed services	190,738,745	53,529,239	5,068,187	1,699,828	555,824	529,143	1,642,032	780,749	1,662,418	3,827,927	11,826,850	271,860,942	93,149,027

Trade receivables, Distribution	207,031,357	20,941,921	17,382,592	7,942,430	8,611,195	13,193,104	10,006,401	7,727,273	9,047,535	14,466,560	57,918,862	374,269,230	344,477,572
- Mass-market customers	184,932,481	5,491,380	13,707,222	6,926,780	2,531,592	8,515,887	5,638,984	4,846,195	5,421,728	11,551,826	44,481,081	294,045,156	338,671,964
- Large customers	21,292,324	15,164,974	2,576,480	(67,893)	3,960,872	2,161,778	1,573,396	1,129,525	550,515	1,061,673	4,931,358	54,335,002	604,764
- Institutional customers	806,552	285,567	1,098,890	1,083,543	2,118,731	2,515,439	2,794,021	1,751,553	3,075,292	1,853,061	8,506,423	25,889,072	5,200,844
Allowance for impairment	(11,368,455)	(538,261)	(1,227,125)	(1,578,832)	(1,996,665)	(5,137,630)	(4,380,962)	(4,659,411)	(5,307,279)	(9,975,061)	(15,141,067)	(61,310,748)	—
Unbilled services	198,801,542	—	—	—	—	—	—	—	—	—	—	198,801,542	—
Billed services	8,229,815	20,941,921	17,382,592	7,942,430	8,611,195	13,193,104	10,006,401	7,727,273	9,047,535	14,466,560	57,918,862	175,467,688	344,477,572
Total trade receivables, gross	446,237,669	74,471,160	22,450,779	9,642,258	9,167,019	13,722,247	11,648,433	8,508,022	10,709,953	18,294,487	69,745,712	694,597,739	442,941,968
Total Allowance for impairment	(12,199,914)	(538,295)	(1,271,819)	(1,612,055)	(2,007,354)	(5,163,509)	(4,464,527)	(4,772,548)	(5,319,334)	(9,998,619)	(18,567,965)	(65,915,939)	(70,461)
Total trade receivables, net	434,037,755	73,932,865	21,178,960	8,030,203	7,159,665	8,558,738	7,183,906	3,735,474	5,390,619	8,295,868	51,177,747	628,681,800	442,871,507

Because not all of our commercial databases in our Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

- Mass-market Customers	- Institutional Customers
- Large Customers

-	By type of portfolio:

	12-31-2022
Type of Portfolio	Up-to-date portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total current	Total non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	654,985,092	143,536,076	8,891,588	5,258,816	12,773,438	13,785,800	15,520,362	8,046,533	6,266,126	17,367,989	886,431,820	45,059,200
- Large customers	650,526,145	143,493,478	8,872,845	5,125,060	12,752,139	13,778,132	15,518,658	8,044,829	6,264,422	16,640,911	881,016,619	45,059,200
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	4,458,947	42,598	18,743	133,756	21,299	7,668	1,704	1,704	1,704	727,078	5,415,201	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	348,967,768	18,101,908	10,217,205	7,129,766	6,390,564	6,192,733	4,355,613	3,717,495	4,201,773	71,424,509	480,699,334	368,918
- Mass-market customers	311,820,388	14,959,951	6,613,958	4,729,193	4,285,454	4,439,308	3,330,743	2,762,818	3,102,394	48,799,268	404,843,475	63,972
- Large customers	35,302,143	787,279	1,075,417	508,243	488,532	547,488	199,112	429,147	341,610	7,288,119	46,967,090	304,946
- Institutional customers	1,845,237	2,354,678	2,527,830	1,892,330	1,616,578	1,205,937	825,758	525,530	757,769	15,337,122	28,888,769	—
Portfolio with renegotiated terms	59,174,033	3,558,472	1,633,811	1,157,399	779,243	476,475	382,092	295,064	193,015	3,122,441	70,772,045	484,155,948
- Mass-market customers	54,452,589	3,507,547	1,632,848	1,155,166	779,107	476,339	381,956	295,064	193,015	2,454,684	65,328,315	451,086,763
- Large customers	906,322	47,387	—	1,881	—	—	—	—	—	—	955,590	7,550,856
- Institutional customers	3,815,122	3,538	963	352	136	136	136	—	—	667,757	4,488,140	25,518,329
Total gross portfolio	1,063,126,893	165,196,456	20,742,604	13,545,981	19,943,245	20,455,008	20,258,067	12,059,092	10,660,914	91,914,939	1,437,903,199	529,584,066

	12-31-2021
Type of Portfolio	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	239,206,312	53,529,239	5,068,187	1,699,828	555,824	529,143	1,642,032	780,749	1,662,418	15,654,777	320,328,509	98,464,396
- Large customers	236,623,099	53,489,015	5,048,035	1,679,005	526,570	486,746	1,536,563	731,150	1,624,299	14,964,404	316,708,886	98,464,396
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	2,583,213	40,224	20,152	20,823	29,254	42,397	105,469	49,599	38,119	690,373	3,619,623	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	189,612,249	19,835,491	16,325,577	7,235,270	8,300,078	12,429,263	9,387,515	6,807,075	8,523,150	69,647,684	348,103,352	371,113
- Mass-market customers	169,498,416	4,481,996	12,726,746	6,237,619	2,318,628	7,952,717	5,174,721	4,385,681	4,964,847	53,705,922	271,447,293	125,705
- Large customers	20,575,913	15,120,780	2,552,779	(85,892)	3,960,872	2,145,245	1,573,146	1,129,274	550,515	5,993,031	53,515,663	245,408
- Institutional customers	(462,080)	232,715	1,046,052	1,083,543	2,020,578	2,331,301	2,639,648	1,292,120	3,007,788	9,948,731	23,140,396	—
Portfolio with renegotiated terms	17,419,108	1,106,430	1,057,015	707,160	311,117	763,841	618,886	920,198	524,385	2,737,738	26,165,878	344,106,459
- Mass-market customers	15,434,064	1,009,382	980,476	689,161	212,965	563,170	464,262	460,514	456,881	2,326,986	22,597,861	338,546,260
- Large Customers	716,411	44,195	23,701	17,999	—	16,533	251	251	—	—	819,341	359,355
- Institutional Customers	1,268,633	52,853	52,838	—	98,152	184,138	154,373	459,433	67,504	410,752	2,748,676	5,200,844
Total Gross Portfolio	446,237,669	74,471,160	22,450,779	9,642,258	9,167,019	13,722,247	11,648,433	8,508,022	10,709,953	88,040,199	694,597,739	442,941,968

APPENDIX 2.2 ESTIMATES OF SALES AND PURCHASES OF ENERGY, POWER AND TOLL

This appendix forms an integral part of these consolidated financial statements.

	12-31-2022		12-31-2021
	Energy and		Energy and
	Capacity	Tolls	Capacity	Tolls
	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF FINANCIAL POSITION
Trade and other receivables, current	771,542,899	44,081,383	302,100,766	11,112,332
Trade and other receivables, non-current	441,133,414	-	389,606,316	-
Total Estimated Assets	1,212,676,313	44,081,383	691,707,082	11,112,332
Trade and other payables, current	116,540,839	23,547,980	106,108,407	5,855,074
Trade and other payables, non-current	288,973,001	-	157,402,765	-
Total Estimated Liabilities	405,513,840	23,547,980	263,511,172	5,855,074

	12-31-2022		12-31-2021
	Energy and		Energy and
	power	Tolls	power	Tolls
	ThCh$	ThCh$	ThCh$	ThCh$
INCOME STATEMENT
Energy Sales	812,406,845	38,856,793	466,620,691	11,112,332
Energy Purchases	248,111,074	23,547,980	151,312,313	5,855,074